GOF SA-11 12/12

SUPPLEMENT DATED JANUARY 1, 2013

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

OF EACH OF THE LISTED FUNDS

Franklin Custodian Funds

Franklin Income Fund

Franklin Global Trust

Franklin Global Real Estate Fund

Franklin Templeton Emerging Market Debt Opportunities Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Balanced Fund

Franklin Equity Income Fund

Franklin Real Return Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Total Return Fund

Franklin Mutual Recovery Fund

Franklin Mutual Series Funds

Mutual Beacon Fund

Mutual European Fund

Mutual Financial Services Fund

Mutual Global Discovery Fund

Mutual International Fund

Mutual Quest Fund

Mutual Shares Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Strategic Income Fund

Franklin Biotechnology Discovery Fund

Franklin Natural Resources Fund

Franklin Templeton Fund Allocator Series

Franklin Templeton Founding Funds Allocation Fund

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Franklin Templeton Corefolio Allocation Fund

Franklin Templeton Conservative Allocation Fund

Franklin Templeton Moderate Allocation Fund

Franklin Templeton Growth Allocation Fund

Franklin Templeton 2015 Retirement Target Fund

Franklin Templeton 2025 Retirement Target Fund

Franklin Templeton 2035 Retirement Target Fund

Franklin Templeton 2045 Retirement Target Fund

Franklin Templeton Multi-Asset Real Return Fund

Franklin Templeton Global Trust

Franklin Templeton Hard Currency Fund

Franklin Templeton International Trust

Franklin World Perspectives Fund

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Smaller Companies Fund

Templeton Global Investment Trust

Templeton Emerging Markets Balanced Fund

Templeton Global Balanced Fund

The Statement of Additional Information is revised as follows:

I. For all Funds except Franklin Global Real Estate Fund, Franklin Real Estate Securities Fund, the Franklin Templeton Fund Allocator Series and Templeton Global Smaller Companies Fund, the fourth paragraph under “Glossary of Investments, Techniques, Strategies and Their Risks - Derivative instruments” is replaced with the following paragraphs:

The Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets.  With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO.  In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

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As of January 1, 2013, the terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in futures, commodity options, swaps and non-deliverable foreign currency forwards (used for purposes other than bona fide hedging).  Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may need to adjust its investment strategies to limit its investments in these types of instruments. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this statement of additional information.

II. For the Franklin Global Real Estate Fund, the following paragraphs are added as the last paragraphs under “Glossary of Investments, Techniques, Strategies and Their Risks - Derivative instruments”:

The Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets.  With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO.  In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

As of January 1, 2013, the terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in futures, commodity options, swaps and non-deliverable foreign currency forwards (used for purposes other than bona fide hedging).  Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may need to adjust its investment strategies to limit its investments in these types of instruments. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this statement of additional information.

III. For the Franklin Real Estate Securities Fund, the following is added before “Glossary of Investments, Techniques, Strategies and Their Risks - Debt securities - general description”:

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Commodity Exchange Act Exclusion  The Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets.  With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO.  In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

As of January 1, 2013, the terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in futures, commodity options, swaps and non-deliverable foreign currency forwards (used for purposes other than bona fide hedging).  Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may need to adjust its investment strategies to limit its investments in these types of instruments. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this statement of additional information.

IV. For the Franklin Templeton Founding Funds Allocation Fund, Franklin Templeton Corefolio Allocation Fund, Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund, Franklin Templeton 2045 Retirement Target Fund and Franklin Templeton Multi-Asset Real Return Fund, the fourth paragraph under “Glossary of Investments, Techniques, Strategies and Their Risks - Derivative instruments” is replaced with the following paragraph:

The Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets.  With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO.  In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

V. For the Franklin Templeton Conservative Allocation Fund, Franklin Templeton Moderate Allocation Fund and Franklin Templeton Growth Allocation Fund, the following paragraph is added as the last paragraph under “Glossary of Investments, Techniques, Strategies and Their Risks - Derivative instruments”:

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The Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets.  With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO.  In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

VI. For the Franklin Custodian Funds, the section “Glossary of Investments, Techniques, Strategies and Their Risks - Commodity Exchange Act Exclusion” is deleted in its entirety.

VII. For the Templeton Global Smaller Companies Fund, the fourth paragraph under “Glossary of Investments, Techniques, Strategies and Their Risks - Derivative instruments” is deleted in its entirety.

Please keep this supplement for future reference.